Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments [Abstract]
Categories of Financial Instruments
Categories of financial instruments

(Dollars in thousands)	Carrying amount
Financial assets	2022	2021
Cash and cash equivalents [1,3]	$125,948	$60,658
Accounts receivable and accrued revenues [1]	59,465	30,361
Derivative financial assets, current [2]	3,759	-
Total financial assets	$189,172	$91,018

Financial liabilities
Accounts payables and accrued expenses [1]	$29,398	$19,662
Derivative financial liabilities, current [2]	-	7,002
Current portion long-term debt [1]	29,626	9,792
Long-term debt [1]	367,069	512,507
Derivative financial liabilities, non-current [2]	-	4,222
Total financial liabilities	$426,094	$553,184

[1]	Amortized cost.
[2]	Fair value through profit or loss.
[3]	Cash and cash equivalents include $316 thousand in restricted cash in 2022 and $289 thousand in 2021, including employee withholding tax.

Derivatives Interest Rate Swaps
Derivatives – interest rate swaps

		Notional amount		Fair value - Financial asset		Fair value - Financial liability
(Dollars in thousands)	Expires	2022	2021	2022	2021	2022	2021
Swap pays 2.987%, receive floating	Apr. 20, 2023	$37,200	$39,600	$202	$-	$-	$1,173
Swap pays 3.012%, receive floating	Apr. 20, 2023	37,200	39,600	200	-	-	1,185
Swap pays 3.019%, receive floating	Sept. 29, 2023	25,609	28,176	365	-	-	1,017
Swap pays 3.019%, receive floating	Sept. 29, 2023	24,695	27,262	351	-	-	982
Swap pays 2.8665%, receive floating	Sep. 29, 2023	41,120	43,690	629	-	-	1,509
Swap pays 2.8785%, receive floating	Jun. 30, 2023	35,539	38,106	357	-	-	1,162
Swap pays 2.885%, receive floating	Sept. 29, 2023	40,478	43,048	623	-	-	1,504
Swap pays 2.897%, receive floating	Sept. 30, 2023	35,717	38,284	544	-	-	1,339
Swap pays 3.020%, receive floating	Sept. 29, 2023	34,033	36,600	488	-	-	1,353
Total carrying amount		$311,590	$334,365	$3,759	$-	$-	$11,224

Interest Bearing Debt
Interest-bearing debt

(Dollars in thousands)		Remaining	Carrying amount
	Interest	notional	2022	2021
Credit Agricole Credit Facility	SOFR + 2.05%	37,500	36,381	35,002
Danish Ship Finance Credit Facility	LIBOR + 2.00%	31,547	31,342	33,683
Nordea Credit Facility	LIBOR + 1.90%	117,235	113,043	225,214
ABN AMRO Credit Facility	LIBOR + 2.40%	216,761	215,929	228,400
Total carrying amount		403,043	396,696	522,299

Reconciliation of Liabilities Arising from Financing Activities
The table below details changes in liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Company’s consolidated statement of cash flows as cash flows from financing activities.

			Non-cash changes

	As of January 1, 2022	Financing cash flows [1]	Amortization	Other changes [2]	As of December 31, 2022
Bank loans [3]	$522,299	(127,816)	2,902	(688)	396,696
Office leases [4]	3,285	(1,090)		1,743	3,938
Total [5]	$525,584	(128,906)	2,902	1,054	400,634

			Non-cash changes

	As of January 1, 2021	Financing cash flows [1]	Amortization	Other changes [2]	As of December 31, 2021
Bank loans [3]	$449,959	72,840	2,550	(3,049)	522,299
Office leases [4]	4,060	(611)		(164)	3,285
Total [5]	$454,019	72,228	2,550	(3,213)	525,584

[1]	The cash flows from bank loans make up the net amount of issuance of long-term debt and repayment of long-term debt in the statement of cash flows.
[2]
Other changes related to bank loans for the years 2022 and 2021 represent gains on modification of debt which includes previously capitalized fees. Other changes related to office leases for 2022 represent lease liabilities assumed through the business combination (for more details see Note 16), lease modification, and foreign exchange effects during the year related to IFRS 16. Other changes related to office leases for 2021 represent foreign exchange effects during the year related to IFRS 16.

[3]
As of December 31, 2022, bank loans consist of current portion long-term debt of $29,626 thousand and long-term debt of $367,069 thousand. As of December 31, 2021, bank loans consist of current portion long-term debt of $9,792 thousand and long-term debt of $512,507 thousand.

[4]
As of December 31, 2022, office leases consist of $1,178 thousand of current liabilities and $2,760 thousand of non-current liabilities. As of December 31, 2021, office leases consist of $624 thousand of current liabilities and $2,661 thousand of non-current liabilities. The remaining balance of non-current liabilities consists of pensions, deferred tax liability, and restoration cost related to office rental in 2022 and of pensions in 2021.

[5]	The reconciliation does not include interest rate swaps, which are described in Note 8.